Average Annual Total Returns{- Strategic Advisers Fidelity International Fund} - 02.28 Strategic Advisers Fidelity International Fund PRO-09 - Strategic Advisers Fidelity International Fund	Strategic Advisers Fidelity International Fund Return Before Taxes Past 1 year	Strategic Advisers Fidelity International Fund Return Before Taxes Past 5 years	Strategic Advisers Fidelity International Fund Return Before Taxes Past 10 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity International Fund After Taxes on Distributions Past 5 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions Past 10 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity International Fund After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	13.23%	8.56%	6.55%	12.93%	8.04%	6.17%	8.12%	6.74%	5.30%	8.02%	7.67%	5.69%